Exhibit 99.1

SLC Student Loan Trust 2010-01

Quarterly Servicing Report

Distribution Date 08/26/2024

Collection Period 05/01/2024 - 07/31/2024

SLC Student Loan Receivables I, Inc - Depositor

The Student Loan Corporation, a subsidiary of Discover Bank - Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Page 1 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/30/2024	07/31/2024
	Principal Balance	$172,376,914.01	$151,501,549.96
	Interest to be Capitalized Balance	2,012,976.96	1,467,311.38
	Pool Balance	$174,389,890.97	$152,968,861.34
	Capitalized Interest Account Balance	-	-
	Specified Reserve Account Balance	- N/A -	- N/A -
	Adjusted Pool (1)	$174,389,890.97	$152,968,861.34
	Weighted Average Coupon (WAC)	6.40%	6.36%
	Weighted Average Remaining Term	201.87	200.41
	Number of Loans	13,874	12,672
	Number of Borrowers	6,270	5,740
	Aggregate Outstanding Principal Balance - Tbill	$7,131,458.14	$6,338,120.60
	Aggregate Outstanding Principal Balance - SOFR	$167,258,432.83	$146,630,740.74
	Pool Factor	0.217818968	0.191063366
	Since Issued Constant Prepayment Rate	0.68%	1.37%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/28/2024	08/26/2024
	A	78444WAA7	$18,483,157.09	-

C	Account Balances	05/28/2024	08/26/2024
	Reserve Account Balance	$1,200,450.00	$1,200,450.00
	Capitalized Interest Account Balance	-	-

D	Asset / Liability	05/28/2024	08/26/2024
	Adjusted Pool Balance	$174,389,890.97	$152,968,861.34
	Total Notes	$18,483,157.09	-
	Difference	$155,906,733.88	$152,968,861.34
	Parity Ratio	9.43507	.00000

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

II.	Trust Activity 05/01/2024 through 07/31/2024

A	Student Loan Principal Receipts
	Borrower Principal	1,336,551.69
	Guarantor Principal	2,544,246.79
	Consolidation Activity Principal	18,521,671.65
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(177.28)
	Rejected Claim Repurchased Principal	24,430.00
	Other Principal Deposits	-
	Total Principal Receipts	$22,426,722.85
B	Student Loan Interest Receipts
	Borrower Interest	539,029.74
	Guarantor Interest	283,458.84
	Consolidation Activity Interest	1,815,881.66
	Special Allowance Payments	913,450.49
	Interest Subsidy Payments	111,804.79
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	229.45
	Rejected Claim Repurchased Interest	3,225.73
	Other Interest Deposits	98,796.81
	Total Interest Receipts	$3,765,877.51
C	Reserves in Excess of Requirement	-
D	Investment Income	$236,906.76
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	0.00
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(40,192.75)
	Consolidation Loan Rebate Fees to Dept. of Education	$(306,719.80)
	Floor Income Rebate Fees to Dept. of Education	$(5,072.70)
M	AVAILABLE FUNDS	$26,077,521.87
N	Non-Cash Principal Activity During Collection Period	$(1,551,358.80)
O	Non-Reimbursable Losses During Collection Period	$38,874.07
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$27,655.73
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

III.	2010-01 Portfolio Characteristics

		07/31/2024				04/30/2024
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	7.21%	55	$236,749.78	0.156%	7.26%	58	$251,749.78	0.146%
	GRACE	7.00%	3	$15,000.00	0.010%	0.00%	0	$0.00	0.000%
	DEFERMENT	6.67%	688	$6,881,757.38	4.542%	6.55%	802	$8,790,865.55	5.100%

REPAYMENT:	CURRENT	6.16%	8,877	$101,493,597.90	66.992%	6.23%	9,842	$115,374,034.56	66.931%
	31-60 DAYS DELINQUENT	6.46%	377	$4,119,434.81	2.719%	6.89%	405	$4,930,606.12	2.860%
	61-90 DAYS DELINQUENT	6.89%	235	$3,913,517.09	2.583%	6.72%	287	$3,988,874.38	2.314%
	91-120 DAYS DELINQUENT	6.91%	176	$2,914,757.36	1.924%	6.67%	120	$1,436,212.54	0.833%
	> 120 DAYS DELINQUENT	6.68%	437	$4,223,924.89	2.788%	6.95%	383	$5,668,908.00	3.289%

	FORBEARANCE	6.76%	1,756	$26,904,536.91	17.759%	6.65%	1,844	$29,900,154.54	17.346%
	CLAIMS IN PROCESS	7.11%	68	$798,273.84	0.527%	7.51%	128	$2,011,001.37	1.167%
	AGED CLAIMS REJECTED	0.00%	0	$0.00	0.000%	8.56%	5	$24,507.17	0.014%

TOTAL			12,672	$151,501,549.96	100.00%		13,874	$172,376,914.01	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

IV.	2010-01 Portfolio Characteristics (cont’d)

	07/31/2024	04/30/2024
Pool Balance	$152,968,861.34	$174,389,890.97
Outstanding Borrower Accrued Interest	$8,353,967.43	$10,149,147.00
Borrower Accrued Interest to be Capitalized	$1,467,311.38	$2,012,976.96
Total # Loans	12,672	13,874
Total # Borrowers	5,740	6,270
Weighted Average Coupon	6.36%	6.40%
Weighted Average Remaining Term m	200.41	201.87
Non-Reimbursable Losses	$38,874.07	$22,988.38
Cumulative Non-Reimbursable Losses	$5,577,330.12	$5,538,456.05
Since Issued Constant Prepayment Rate (CPR)	1.37%	0.68%
Loan Substitutions	-	-
Rejected Claim Repurchases	$27,655.73	-
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Interest Shortfall	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,590,005.42	$1,907,517.37
Borrower Interest Accrued	$2,433,104.33	$2,625,404.68
Interest Subsidy Payments Accrued	$89,205.60	$101,611.87
Special Allowance Payments Accrued	$811,925.14	$888,831.24

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

V.	2010-01 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	7.13%	4,157	$17,580,162.59	11.604%
	- GSL - Unsubsidized	7.06%	3,263	24,293,386.44	16.035%
	- PLUS (2) Loans	8.49%	80	2,654,955.13	1.752%
	- SLS (3) Loans	8.48%	112	1,353,496.22	0.893%
	- Consolidation Loans	5.98%	5,060	105,619,549.58	69.715%
	Total	6.36%	12,672	$151,501,549.96	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	7.25%	6,229	$39,437,239.78	26.031%
	- Two Year	7.03%	1,137	5,228,255.74	3.451%
	- Technical	7.00%	241	1,198,633.18	0.791%
	- Other	5.98%	5,065	105,637,421.26	69.727%
	Total	6.36%	12,672	$151,501,549.96	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

VI.	2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$26,077,521.87
A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$20,000.00	$26,057,521.87
B	Primary Servicing Fee	$19,123.00	$26,038,398.87
C	Class A Noteholders’ Interest Distribution Amount	$299,672.05	$25,738,726.82
D	Class A Noteholders’ Principal Distribution Amount	-	$25,738,726.82
E	Reserve Account Reinstatement	-	$25,738,726.82
F	Additional Principal Distribution Amount	$18,483,157.09	$7,255,569.73
G	Carryover Servicing Fee	-	$7,255,569.73
H	Unpaid Expenses of The Trustees + Irish Exchange	-	$7,255,569.73
I	Excess Distribution Certificateholder	$7,255,569.73	-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

VII.	2010-01 Distributions

Distribution Amounts

A
Cusip/Isin	78444WAA7
Beginning Balance	$18,483,157.09
Index	SOFR
Spread/Fixed Rate	0.875%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/28/2024
Accrual Period End	8/26/2024
Daycount Fraction	0.25000000
Interest Rate*	6.48530%
Accrued Interest Factor	0.016213250
Current Interest Due	$299,672.05
Interest Shortfall from Prior Period Plus Accrued Interest	-
Total Interest Due	$299,672.05
Interest Paid	$299,672.05
Interest Shortfall	-
Principal Paid	$18,483,157.09
Ending Principal Balance	-
Paydown Factor	0.021617728
Ending Balance Factor	0.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024

VIII.	2010-01 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$18,483,157.09
	Adjusted Pool Balance	$152,968,861.34
	Overcollateralization Amount	$10,707,820.29
	Principal Distribution Amount	-
	Principal Distribution Amount Paid	$18,483,157.09

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,200,450.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,200,450.00
	Required Reserve Acct Balance	$1,200,450.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,200,450.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 05/01/2024 - 07/31/2024, Distribution Date 08/26/2024